Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2018	$ 1	$ 1,026	$ 13,357,920	$ (13,399,290)		$ (170,540)	$ (210,883)
Balance, shares at Dec. 31, 2018	872,766	10,261,419
Unrealized gain (loss) on marketable securities						4,823	4,823
Foreign currency translation gain						(6,647)	(6,647)
Stock compensation - stock options			797,761				797,761
Debt discount from beneficial conversion feature			402,000				402,000
Issuance of options for settlement of accounts payable			129,491				129,491
Net loss				(1,750,911)			(1,750,911)
Balance at Dec. 31, 2019	$ 1	$ 1,026	14,687,172	(15,150,201)		(172,364)	(634,366)
Balance, shares at Dec. 31, 2019	872,766	10,261,419
Foreign currency translation gain						778	778
Stock compensation - stock options			1,427,084				1,427,084
Stock compensation - warrants			107,670				107,670
Debt discount from beneficial conversion feature			104,204				104,204
Issuance of options for settlement of accrued payroll			93,950				93,950
Stock issued for services		$ 10	119,990				120,000
Stock issued for services, shares		99,061
Debt discount from warrants issued to placement agents			179,679				179,679
Net loss				(2,548,735)			(2,548,735)
Balance at Dec. 31, 2020	$ 1	$ 1,036	$ 16,719,749	$ (17,698,936)		$ (171,586)	$ (1,149,736)
Balance, shares at Dec. 31, 2020	872,766	10,360,480